Investment Securities (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investment Securities
Gains realized on sales	$ 786	$ 26
Losses realized on sales	(8)
Investment securities gains	$ 778	$ 26